Taxes on Income (Reconciliation of Statutory Tax Expense To Actual Tax Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income before income taxes	$ 15,865	$ 18,425	$ 17,309
Statutory tax rate in Israel	25.00%	26.50%	26.50%
Computed expected tax	$ 3,966	$ 4,883	$ 4,587
Non-deductible operating expenses, net	228	209	476
Non-taxable income	(84)	(819)
Prior year adjustments	26	(36)	20
Tax effect due to "Approved/Benefited/ Preferred Enterprise" status	(1,924)	(2,368)	(2,588)
Taxes related to foreign jurisdictions	324	250	181
Changes in tax rate	94	35
Creation of deferred taxes for tax losses and benefits from previous years for which deferred taxes were not created in the past		(252)
Other	98	3	28
Income tax expense	$ 2,728	$ 1,905	$ 2,704